Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors	12 Months Ended
Sep. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors

Note 24.	Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors

The $500.0 million aggregate principal amount of 3.0% Senior Notes due 2024 (the “2024 Notes”), the $600.0 million aggregate principal amount of 3.75% Senior Notes due 2025 (the “2025 Notes”), the $500.0 million aggregate principal amount of 3.375% Senior Notes due 2027 (the “2027 Notes”) and the $600.0 million aggregate principal amount of 4.0% Senior Notes due 2028 (the “2028 Notes” and, together with the 2024 Notes, the 2025 Notes and the 2027 Notes, the “Notes”) were issued by WRKCo Inc., formerly known as WestRock Company (“WRKCo” or the “Issuer”). Upon issuance, the 2024 Notes, the 2025 Notes, the 2027 Notes and the 2028 Notes were fully and unconditionally guaranteed by WestRock RKT, LLC and WestRock MWV, LLC (together, the “Subsidiary Guarantors”). The Subsidiary Guarantors are wholly owned subsidiaries of the Issuer. Whiskey Holdco, Inc. was formed on January 25, 2018, in connection with the KapStone Acquisition and, from the time of its formation and until the consummation of the KapStone Acquisition, was a wholly owned subsidiary of WRKCo. On November 2, 2018, in connection with the consummation of the KapStone Acquisition, Whiskey Holdco, Inc. changed its name to WestRock Company (“WestRock Company”), became the direct parent of the Issuer and fully and unconditionally guaranteed the 2024 Notes, the 2025 Notes, the 2027 Notes and the 2028 Notes.

In accordance with GAAP, we retrospectively account for changes in our legal structure that constitute transfers of businesses between the parent, the issuer, the Subsidiary Guarantors and the non-guarantors. As such, our financials may vary from those previously reported. The information in the tables reflect such revisions, as well as revisions to correct immaterial errors in the presentation of our financial statements previously reported.

In accordance with Rule 3-10 of Regulation S-X, the following tables present condensed consolidating financial data of WRKCo. Such financial data include Condensed Consolidating Balance Sheet data as of September 30, 2018 and 2017 and the related Condensed Consolidating Statement of Operations and Cash Flow data for each of the three years in the period ended September 30, 2018 for the parent, the issuer, the Subsidiary Guarantors, the non-guarantor subsidiaries and eliminations. Prior to November 2, 2018, and during all periods presented, WestRock Company did not conduct any activities other than those incidental to its formation or those relating to the consummation of the KapStone Acquisition, including being party to the Delayed Draw Credit Agreement. As a wholly-owned subsidiary of WRKCo during all periods presented, WestRock Company’s limited activities prior to the KapStone Acquisition are reflected in the financial statements as parent.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$—	$2,593.0	$16,345.4	$(2,653.3)	$16,285.1
Cost of goods sold	—	—	2,004.2	13,572.2	(2,653.3)	12,923.1
Selling, general and administrative, excluding intangible amortization	—	1.5	94.1	1,451.0	—	1,546.6
Selling, general and administrative intangible amortization	—	—	104.2	192.4	—	296.6
Loss on disposal of assets	—	—	0.2	9.9	—	10.1
Multiemployer pension withdrawals	—	6.5	12.5	165.2	—	184.2
Land and Development impairments	—	—	—	31.9	—	31.9
Restructuring and other costs	—	8.7	5.6	91.1	—	105.4
Operating profit (loss)	—	(16.7)	372.2	831.7	—	1,187.2
Interest expense, net	(12.5)	(76.9)	(173.5)	(30.9)	—	(293.8)
Intercompany interest income (expense), net	—	28.1	(87.6)	59.5	—	—
(Loss) gain on extinguishment of debt	(0.2)	(1.4)	1.9	(0.4)	—	(0.1)
Pension and other postretirement non-service (expense) income	—	—	(6.9)	102.2	—	95.3
Other income (expense), net	—	0.7	(22.5)	34.5	—	12.7
Equity in income of unconsolidated entities	—	—	7.5	26.0	—	33.5
Equity in income of consolidated entities	—	1,962.0	1,343.8	—	(3,305.8)	—
Income (loss) before income taxes	(12.7)	1,895.8	1,434.9	1,022.6	(3,305.8)	1,034.8
Income tax benefit	3.1	19.9	131.8	719.7	—	874.5
Consolidated net income (loss)	(9.6)	1,915.7	1,566.7	1,742.3	(3,305.8)	1,909.3
Less: Net income attributable to noncontrolling interests	—	—	—	(3.2)	—	(3.2)
Net income (loss) attributable to common stockholders	$(9.6)	$1,915.7	$1,566.7	$1,739.1	$(3,305.8)	$1,906.1
Comprehensive income (loss) attributable to common stockholders	$(9.6)	$1,677.7	$1,351.4	$1,498.6	$(2,850.0)	$1,668.1

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$—	$2,485.6	$15,208.5	$(2,834.4)	$14,859.7
Cost of goods sold	—	—	2,289.0	12,686.9	(2,834.4)	12,141.5
Selling, general and administrative, excluding intangible amortization	—	0.8	123.9	1,332.5	—	1,457.2
Selling, general and administrative intangible amortization	—	—	104.2	125.4	—	229.6
Loss on disposal of assets	—	—	—	4.8	—	4.8
Land and Development impairments	—	—	—	46.7	—	46.7
Restructuring and other costs	—	1.3	26.0	169.4	—	196.7
Operating profit (loss)	—	(2.1)	(57.5)	842.8	—	783.2
Interest expense, net	—	(40.1)	(172.5)	(9.9)	—	(222.5)
Intercompany interest income (expense), net	—	18.5	(53.1)	34.6	—	—
(Loss) gain on extinguishment of debt	—	(0.9)	3.1	(0.4)	—	1.8
Pension and other postretirement non-service income	—	—	—	51.8	—	51.8
Other (expense) income, net	—	(1.0)	(30.2)	42.7	—	11.5
Equity in income of unconsolidated entities	—	—	12.7	26.3	—	39.0
Equity in income of consolidated entities	—	724.2	643.7	—	(1,367.9)	—
Gain on sale of HH&B	—	—	—	192.8	—	192.8
Income before income taxes	—	698.6	346.2	1,180.7	(1,367.9)	857.6
Income tax benefit (expense)	—	9.6	120.5	(289.1)	—	(159.0)
Consolidated net income	—	708.2	466.7	891.6	(1,367.9)	698.6
Net loss attributable to noncontrolling interests	—	—	—	9.6	—	9.6
Net income attributable to common stockholders	$—	$708.2	$466.7	$901.2	$(1,367.9)	$708.2
Comprehensive income attributable to common stockholders	$—	$877.3	$609.0	$1,071.8	$(1,680.8)	$877.3

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2016
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$—	$2,611.5	$14,545.2	$(2,984.9)	$14,171.8
Cost of goods sold	—	—	2,498.9	11,924.9	(2,984.9)	11,438.9
Selling, general and administrative, excluding intangible amortization	—	0.2	111.5	1,326.0	—	1,437.7
Selling, general and administrative intangible amortization	—	—	104.2	107.6	—	211.8
Loss on disposal of assets	—	—	0.1	0.6	—	0.7
Restructuring and other costs	—	—	76.1	290.3	—	366.4
Operating profit (loss)	—	(0.2)	(179.3)	895.8	—	716.3
Interest expense, net	—	(30.3)	(172.2)	(10.0)	—	(212.5)
Intercompany interest income (expense), net	—	33.0	(29.6)	(3.4)	—	—
Gain on extinguishment of debt	—	—	2.7	—	—	2.7
Pension and other postretirement non-service expense	—	—	—	(286.0)	—	(286.0)
Other income, net	—	—	8.1	6.3	—	14.4
Equity in (loss) income of unconsolidated entities	—	—	(6.0)	15.7	—	9.7
Equity in (loss) income of consolidated entities	—	(398.1)	299.8	—	98.3	—
Income (loss) from continuing operations before income taxes	—	(395.6)	(76.5)	618.4	98.3	244.6
Income tax (expense) benefit	—	(0.7)	167.3	(256.4)	—	(89.8)
Income (loss) from continuing operations	—	(396.3)	90.8	362.0	98.3	154.8
Loss from discontinued operations	—	—	(491.9)	(52.8)	—	(544.7)
Consolidated net (loss) income	—	(396.3)	(401.1)	309.2	98.3	(389.9)
Less: Net income attributable to noncontrolling interests	—	—	(2.0)	(4.4)	—	(6.4)
Net (loss) income attributable to common stockholders	$—	$(396.3)	$(403.1)	$304.8	$98.3	$(396.3)
Comprehensive (loss) income attributable to common stockholders	$—	$(250.4)	$(250.3)	$461.7	$(211.4)	$(250.4)

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$—	$0.2	$490.8	$145.8	$—	$636.8
Accounts receivable, net	—	0.1	196.5	1,840.2	(26.1)	2,010.7
Inventories	—	—	233.4	1,596.2	—	1,829.6
Other current assets	—	0.4	17.2	230.9	—	248.5
Assets held for sale	—	—	—	59.5	—	59.5
Intercompany receivables	—	27.7	269.8	792.8	(1,090.3)	—
Total current assets	—	28.4	1,207.7	4,665.4	(1,116.4)	4,785.1
Property, plant and equipment, net	—	—	21.3	9,061.2	—	9,082.5
Goodwill	—	—	1,151.3	4,426.3	—	5,577.6
Intangibles, net	—	—	1,589.4	1,532.6	—	3,122.0
Restricted assets held by special purpose entities	—	—	—	1,281.0	—	1,281.0
Prepaid pension asset	—	—	—	420.0	—	420.0
Intercompany notes receivable	—	884.2	33.1	2,865.4	(3,782.7)	—
Investments in consolidated subsidiaries	—	13,260.3	15,066.3	—	(28,326.6)	—
Other assets	3.4	12.4	172.8	910.8	(7.1)	1,092.3
Total Assets	$3.4	$14,185.3	$19,241.9	$25,162.7	$(33,232.8)	$25,360.5

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$—	$—	$609.5	$131.2	$—	$740.7
Accounts payable	—	0.8	40.3	1,701.8	(26.1)	1,716.8
Accrued compensation and benefits	—	0.2	10.7	388.4	—	399.3
Other current liabilities	—	3.2	77.7	395.6	—	476.5
Intercompany payables	13.0	506.6	570.4	0.3	(1,090.3)	—
Total current liabilities	13.0	510.8	1,308.6	2,617.3	(1,116.4)	3,333.3
Long-term debt due after one year	—	2,179.4	2,460.1	1,035.0	—	5,674.5
Intercompany notes payable	—	—	2,865.4	917.3	(3,782.7)	—
Pension liabilities, net of current portion	—	—	135.9	125.4	—	261.3
Postretirement benefit liabilities, net of current portion	—	—	28.1	106.7	—	134.8
Non-recourse liabilities held by special purpose entities	—	—	—	1,153.7	—	1,153.7
Deferred income taxes	—	—	291.0	2,037.6	(7.1)	2,321.5
Other long-term liabilities	—	16.1	106.2	872.5	—	994.8
Redeemable noncontrolling interests	—	—	—	4.2	—	4.2
Total stockholders’ equity	(9.6)	11,479.0	12,046.6	16,280.0	(28,326.6)	11,469.4
Noncontrolling interests	—	—	—	13.0	—	13.0
Total equity	(9.6)	11,479.0	12,046.6	16,293.0	(28,326.6)	11,482.4
Total Liabilities and Equity	$3.4	$14,185.3	$19,241.9	$25,162.7	$(33,232.8)	$25,360.5

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$37.6	$260.5	$—	$298.1
Restricted cash	—	—	5.7	0.2	—	5.9
Accounts receivable, net	—	0.1	155.8	1,735.5	(4.6)	1,886.8
Inventories	—	—	243.6	1,553.7	—	1,797.3
Other current assets	—	1.5	27.2	300.5	—	329.2
Assets held for sale	—	—	—	173.6	—	173.6
Intercompany receivables	—	61.4	92.6	1,180.0	(1,334.0)	—
Total current assets	—	63.0	562.5	5,204.0	(1,338.6)	4,490.9
Property, plant and equipment, net	—	—	23.2	9,095.1	—	9,118.3
Goodwill	—	—	1,151.3	4,377.0	—	5,528.3
Intangibles, net	—	—	1,693.6	1,635.7	—	3,329.3
Restricted assets held by special purpose entities	—	—	—	1,287.4	—	1,287.4
Prepaid pension asset	—	—	—	368.0	—	368.0
Intercompany notes receivable	—	884.1	36.2	2,556.3	(3,476.6)	—
Investments in consolidated subsidiaries	—	12,146.8	14,497.8	—	(26,644.6)	—
Other assets	—	6.6	165.4	794.8	—	966.8
Total Assets	$—	$13,100.5	$18,130.0	$25,318.3	$(31,459.8)	$25,089.0

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$—	$106.7	$8.7	$493.3	$—	$608.7
Accounts payable	—	1.3	59.3	1,436.1	(4.6)	1,492.1
Accrued compensation and benefits	—	0.1	11.1	405.5	—	416.7
Other current liabilities	—	3.9	84.0	404.4	—	492.3
Intercompany payables	—	548.5	514.7	270.8	(1,334.0)	—
Total current liabilities	—	660.5	677.8	3,010.1	(1,338.6)	3,009.8
Long-term debt due after one year	—	2,013.4	3,121.0	811.7	—	5,946.1
Intercompany notes payable	—	69.0	2,487.3	920.3	(3,476.6)	—
Pension liabilities, net of current portion	—	—	143.1	136.3	—	279.4
Postretirement benefit liabilities, net of current portion	—	—	30.8	122.6	—	153.4
Non-recourse liabilities held by special purpose entities	—	—	—	1,161.9	—	1,161.9
Deferred income taxes	—	6.6	520.9	2,882.7	—	3,410.2
Other long-term liabilities	—	8.5	85.3	643.6	—	737.4
Redeemable noncontrolling interests	—	—	—	4.7	—	4.7
Total stockholders’ equity	—	10,342.5	11,063.8	15,580.8	(26,644.6)	10,342.5
Noncontrolling interests	—	—	—	43.6	—	43.6
Total equity	—	10,342.5	11,063.8	15,624.4	(26,644.6)	10,386.1
Total Liabilities and Equity	$—	$13,100.5	$18,130.0	$25,318.3	$(31,459.8)	$25,089.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$4.1	$31.4	$194.7	$2,015.3	$(314.3)	$1,931.2
Investing activities:
Capital expenditures	—	—	(1.2)	(998.7)	—	(999.9)
Cash paid for purchase of businesses, net of cash acquired	—	—	—	(239.9)	—	(239.9)
Cash receipts on sold trade receivables	—	—	—	461.6	—	461.6
Investment in unconsolidated entities	—	—	—	(114.3)	—	(114.3)
Proceeds from sale of property, plant and equipment	—	—	—	23.3	—	23.3
Proceeds from property, plant and equipment insurance settlement	—	—	—	7.9	—	7.9
Intercompany notes issued	—	—	(1.4)	(375.9)	377.3	—
Intercompany notes proceeds	—	—	4.5	83.0	(87.5)	—
Intercompany capital investment	—	(757.3)	(300.8)	—	1,058.1	—
Intercompany return of capital	—	1,356.3	821.0	—	(2,177.3)	—
Other	—	—	18.6	27.6	—	46.2
Net cash provided by (used for) investing activities	—	599.0	540.7	(1,125.4)	(829.4)	(815.1)
Financing activities:
Proceeds from issuance of notes	—	1,197.3	—	—	—	1,197.3
Repayments to revolving credit facilities	—	(106.7)	—	(8.8)	—	(115.5)
Additions to debt	—	2.7	—	852.5	—	855.2
Repayments of debt	(0.1)	(1,025.1)	(21.7)	(986.0)	—	(2,032.9)
Other financing repayments	—	—	(8.7)	(15.5)	—	(24.2)
Issuances of common stock, net of related minimum tax withholdings	—	26.6	—	—	—	26.6
Purchases of common stock	—	(195.1)	—	—	—	(195.1)
Cash dividends paid to stockholders	—	(440.9)	—	—	—	(440.9)
Cash distributions paid to noncontrolling interests	—	—	—	(33.3)	—	(33.3)
Intercompany notes borrowing	—	—	375.9	1.4	(377.3)	—
Intercompany notes payments	—	(69.0)	(14.0)	(4.5)	87.5	—
Intercompany capital receipt	—	—	736.9	321.2	(1,058.1)	—
Intercompany capital distribution	—	—	(1,356.3)	(821.0)	2,177.3	—
Intercompany dividends	—	—	—	(314.3)	314.3	—
Other	(4.0)	(20.0)	—	31.7	—	7.7
Net cash used for financing activities	(4.1)	(630.2)	(287.9)	(976.6)	1,143.7	(755.1)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	(28.2)	—	(28.2)
Increase (decrease) in cash, cash equivalents and restricted cash	—	0.2	447.5	(114.9)	—	332.8
Cash, cash equivalents and restricted cash at beginning of period	—	—	43.3	260.7	—	304.0
Cash, cash equivalents and restricted cash at end of period	$—	$0.2	$490.8	$145.8	$—	$636.8

The Condensed Consolidating Statements of Cash Flows for the year ended September 30, 2018, do not include non-cash transactions between the parent, the issuer, the Guarantor Subsidiaries and the non-guarantor subsidiaries. From time to time, we may enter into non-cash transactions for simplicity of execution of intercompany transactions, which may include intercompany non-cash capitalizations, intercompany non-cash returns of capital, intercompany debt-to-equity conversions or other transactions of a similar nature. The table below summarizes these non-cash transactions.

	Year Ended September 30, 2018
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$—	$(16.2)	$16.2	$—
Intercompany capital investment	$—	$—	$(34.5)	$—	$34.5	$—
Intercompany return of capital	$—	$—	$27.7	$—	$(27.7)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$16.2	$—	$(16.2)	$—
Intercompany capital receipt	$—	$—	$—	$34.5	$(34.5)	$—
Intercompany capital distribution	$—	$—	$—	$(27.7)	$27.7	$—

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$—	$371.4	$1,318.8	$123.5	$(349.9)	$1,463.8
Investing activities:
Capital expenditures	—	—	(1.4)	(777.2)	—	(778.6)
Cash paid for purchase of businesses, net of cash acquired	—	(61.0)	(118.1)	(1,409.4)	—	(1,588.5)
Cash receipts on sold trade receivables	—	—	—	411.2	—	411.2
Investment in unconsolidated entities	—	—	—	(2.5)	—	(2.5)
Proceeds from sale of HH&B	—	—	—	1,005.9	—	1,005.9
Proceeds from sale of property, plant and equipment	—	—	0.2	52.4	—	52.6
Proceeds from property, plant and equipment insurance settlement	—	—	—	3.5	—	3.5
Intercompany notes issued	—	(734.1)	—	(592.3)	1,326.4	—
Intercompany notes proceeds	—	5.0	2.4	523.3	(530.7)	—
Intercompany capital investment	—	(323.5)	(715.5)	—	1,039.0	—
Intercompany return of capital	—	611.7	172.8	—	(784.5)	—
Other	—	—	8.3	19.4	—	27.7
Net cash used for investing activities	—	(501.9)	(651.3)	(765.7)	1,050.2	(868.7)
Financing activities:
Proceeds from issuance of notes	—	998.4	—	—	—	998.4
Additions to revolving credit facilities	—	421.8	—	—	—	421.8
Additions to debt	—	742.6	—	—	—	742.6
Repayments of debt	—	(1,657.1)	(206.6)	(468.2)	—	(2,331.9)
Other financing (repayments) additions	—	—	(26.9)	50.8	—	23.9
Issuances of common stock, net of related minimum tax withholdings	—	35.8	—	—	—	35.8
Purchases of common stock	—	(93.0)	—	—	—	(93.0)
Cash dividends paid to stockholders	—	(403.2)	—	—	—	(403.2)
Cash distributions paid to noncontrolling interests	—	—	—	(47.0)	—	(47.0)
Intercompany notes borrowing	—	72.5	519.8	734.1	(1,326.4)	—
Intercompany notes payments	—	(3.5)	(519.8)	(7.4)	530.7	—
Intercompany capital receipt	—	—	323.5	715.5	(1,039.0)	—
Intercompany capital distribution	—	—	(611.7)	(172.8)	784.5	—
Intercompany dividends	—	—	(144.1)	(205.8)	349.9	—
Other	—	(3.2)	—	0.4	—	(2.8)
Net cash provided by (used for) financing activities	—	111.1	(665.8)	599.6	(700.3)	(655.4)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	(2.1)	—	(2.1)
(Decrease) increase in cash, cash equivalents and restricted cash	—	(19.4)	1.7	(44.7)	—	(62.4)
Cash, cash equivalents and restricted cash at beginning of period	—	19.4	41.6	305.4	—	366.4
Cash, cash equivalents and restricted cash at end of period	$—	$—	$43.3	$260.7	$—	$304.0

The Condensed Consolidating Statements of Cash Flows for the year ended September 30, 2017, do not include non-cash transactions between the parent, the issuer, the Guarantor Subsidiaries and the non-guarantor subsidiaries. From time to time, we may enter into non-cash transactions for simplicity of execution of intercompany transactions, which may include intercompany non-cash capitalizations, intercompany non-cash returns of capital, intercompany debt-to-equity conversions or other transactions of a similar nature. The table below summarizes these non-cash transactions.

	Year Ended September 30, 2017
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$—	$(1,604.9)	$1,604.9	$—
Intercompany notes proceeds	$—	$1,604.9	$—	$—	$(1,604.9)	$—
Intercompany capital investment	$—	$(2,077.0)	$(2,392.5)	$—	$4,469.5	$—
Intercompany return of capital	$—	$472.0	$1,383.4	$—	$(1,855.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$1,604.9	$—	$(1,604.9)	$—
Intercompany notes payments	$—	$—	$(1,604.9)	$—	$1,604.9	$—
Intercompany capital receipt	$—	$—	$1,604.9	$2,864.6	$(4,469.5)	$—
Intercompany capital distribution	$—	$—	$(472.0)	$(1,383.4)	$1,855.4	$—

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2016
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash (used for) provided by operating activities	$—	$(569.8)	$(1,917.3)	$5,152.5	$(1,442.1)	$1,223.3
Investing activities:
Capital expenditures	—	—	—	(796.7)	—	(796.7)
Cash paid for purchase of businesses, net of cash acquired	—	—	(278.8)	(97.6)	—	(376.4)
Debt purchased in connection with an acquisition	—	—	(36.5)	—	—	(36.5)
Cash receipts on sold trade receivables	—	—		473.8	—	473.8
Investment in unconsolidated entities	—	—	—	(179.9)	—	(179.9)
Proceeds from sale of property, plant and equipment	—	—	0.3	30.9	—	31.2
Proceeds from property, plant and equipment insurance settlement	—	—	—	0.9	—	0.9
Intercompany notes issued	—	(154.9)	(143.0)	(625.8)	923.7	—
Intercompany notes proceeds	—	—	144.6	90.8	(235.4)	—
Intercompany capital investment	—	(772.7)	(138.9)	—	911.6	—
Intercompany return of capital	—	1,450.9	2,859.7	—	(4,310.6)	—
Other	—	—	5.4	10.1	—	15.5
Net cash provided by (used for) investing activities	—	523.3	2,412.8	(1,093.5)	(2,710.7)	(868.1)
Financing activities:
Additions to revolving credit facilities	—	125.5	—	—	—	125.5
Additions to debt	—	1,511.8	—	—	—	1,511.8
Repayments of debt	—	(863.6)	(16.1)	(193.6)	—	(1,073.3)
Other financing additions	—	—	35.7	17.6	—	53.3
Specialty Chemicals spin-off of net cash and trust funding	—	—	—	(105.0)	—	(105.0)
Issuances of common stock, net of related minimum tax withholdings	—	11.8	—	—	—	11.8
Purchases of common stock	—	(335.3)	—	—	—	(335.3)
Cash dividends paid to stockholders	—	(380.7)	—	—	—	(380.7)
Cash distributions paid to noncontrolling interests	—	—	—	(33.5)	—	(33.5)
Intercompany notes borrowing	—	26.0	599.8	297.9	(923.7)	—
Intercompany notes payments	—	(26.0)	(64.8)	(144.6)	235.4	—
Intercompany capital receipt	—	—	772.7	138.9	(911.6)	—
Intercompany capital distribution	—	—	(1,450.9)	(2,859.7)	4,310.6	—
Intercompany dividends	—	—	(367.1)	(1,075.0)	1,442.1	—
Other	—	(3.6)	—	(2.0)	—	(5.6)
Net cash provided by (used for) financing activities	—	65.9	(490.7)	(3,959.0)	4,152.8	(231.0)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	6.6	—	6.6
Increase in cash, cash equivalents and restricted cash	—	19.4	4.8	106.6	—	130.8
Cash, cash equivalents and restricted cash at beginning of period (1)	—	—	36.8	198.8	—	235.6
Cash, cash equivalents and restricted cash at end of period	$—	$19.4	$41.6	$305.4	$—	$366.4
(1)	The Non-Guarantor Subsidiaries column includes $20.5 million from discontinued operations.

The Condensed Consolidating Statements of Cash Flows for the year ended September 30, 2016, do not include non-cash transactions between the parent, the issuer, the Guarantor Subsidiaries and the non-guarantor subsidiaries. From time to time, we may enter into non-cash transactions for simplicity of execution of intercompany transactions, which may include intercompany non-cash capitalizations, intercompany non-cash returns of capital, intercompany debt-to-equity conversions or other transactions of a similar nature. The table below summarizes these non-cash transactions.

	Year Ended September 30, 2016
(In millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$(28.2)	$—	$28.2	$—
Intercompany capital investment	$—	$—	$(2,807.7)	$(6.5)	$2,814.2	$—
Intercompany return of capital	$—	$393.7	$5,487.7	$—	$(5,881.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$—	$28.2	$(28.2)	$—
Intercompany capital receipt	$—	$—	$—	$2,807.7	$(2,807.7)	$—
Intercompany capital distribution	$—	$—	$(393.7)	$(5,481.2)	$5,874.9	$—